Consolidated Changes in Equity (Parenthetical) - USD ($) $ in Thousands			12 Months Ended
		Jun. 23, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 16, 2018	Sep. 16, 2016
Income tax relating to cash flow hedges of other comprehensive income			$ (463)	$ 750
Presented net of deferred income tax expense			730	213
Capstone
Proportion of Ownership Interest and Voting Power Held as of:		99.70%
Minimum required ownership of voting rights held in subsidiary		55.00%
Powerband Industries Private Limited
Percentage of voting equity interests acquired					26.00%	74.00%
Deficit
Income tax benefit	[1]		$ 126	$ 1,620

[1]	Presented net of income tax benefit of $1,620 for the year ended December 31, 2017.